Summary of Significant Accounting Policies (Details 2) - USD ($)		Jun. 30, 2019	Jun. 30, 2018
Noncontrolling interest		$ (641,182)	$ (2,513)
Beijing Synergetic [Member]
Noncontrolling interest		239,683	376,681
Beijing Haipeng [Member]
Noncontrolling interest		(176,258)	(71,624)
Beijing Jiahe [Member]
Noncontrolling interest		(220,831)	(142,493)
Shanghai Hengshi [Member]
Noncontrolling interest	[1]		(20,978)
Shanghai Shengshi [Member]
Noncontrolling interest		(198,290)	(113,631)
Beijing Shanying [Member]
Noncontrolling interest		(103,147)	(26,418)
Beijing Haidai [Member]
Noncontrolling interest		$ (182,339)	$ (4,050)

[1]	Disposed in June 2019.